Loans and Allowance for Credit Losses - Summary of Impaired Loans (Detail) - USD ($) $ in Thousands		Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]	$ 33,355	$ 40,696	$ 34,293
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	98,290	112,699	42,291
Unpaid Principal Balance, With allowance for credit losses recorded		40,413	46,881	38,040
Unpaid Principal Balance, With no related allowance for credit losses		107,300	118,313	48,313
Related Specific Allowance, With allowance for credit losses recorded		13,224	1,675	4,564
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded		21,056	28,357	23,314
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		78,082	92,286	31,776
Undisbursed Commitments, With allowance for credit losses recorded		1,675	4,788	19,286
Undisbursed Commitments, With no related allowance for credit losses		11,759	9,829	13,980
Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]			33,154
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	96,891	111,534	41,227
Unpaid Principal Balance, With allowance for credit losses recorded				36,299
Unpaid Principal Balance, With no related allowance for credit losses		105,896	116,748	47,248
Related Specific Allowance, With allowance for credit losses recorded				4,503
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded				22,855
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		78,044	91,987	31,692
Undisbursed Commitments, With allowance for credit losses recorded				19,286
Undisbursed Commitments, With no related allowance for credit losses		11,667	9,828	13,980
Commercial and Industrial | General C&I
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]			6,202
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	12,818	12,334	10,120
Unpaid Principal Balance, With allowance for credit losses recorded				6,202
Unpaid Principal Balance, With no related allowance for credit losses		13,908	13,426	10,073
Related Specific Allowance, With allowance for credit losses recorded				124
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded				6,202
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		7,032	6,838	630
Undisbursed Commitments, With allowance for credit losses recorded				10,071
Undisbursed Commitments, With no related allowance for credit losses		6,428	1,363	3,727
Commercial and Industrial | Energy Sector
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]	31,808	39,319	26,952
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	84,073	99,200	31,107
Unpaid Principal Balance, With allowance for credit losses recorded		38,172	45,243	30,097
Unpaid Principal Balance, With no related allowance for credit losses		91,988	103,322	37,175
Related Specific Allowance, With allowance for credit losses recorded		13,154	1,598	4,379
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded		20,709	28,228	16,653
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		71,012	85,149	31,062
Undisbursed Commitments, With allowance for credit losses recorded		1,675	4,788	9,215
Undisbursed Commitments, With no related allowance for credit losses		5,239	8,465	10,253
Consumer
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	1,399	866	1,064
Unpaid Principal Balance, With no related allowance for credit losses		1,404	862	1,065
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		38		84
Undisbursed Commitments, With no related allowance for credit losses		92	1
Consumer | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]	500	736	680
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	1,107	437	758
Unpaid Principal Balance, With allowance for credit losses recorded		500	741	678
Unpaid Principal Balance, With no related allowance for credit losses		1,114	435	761
Related Specific Allowance, With allowance for credit losses recorded		36	37	40
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded			39
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses		38		84
Consumer | Other
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]	292	429	306
Unpaid Principal Balance, With no related allowance for credit losses		290	427	304
Undisbursed Commitments, With no related allowance for credit losses		92	1
Small Business Lending
Accounts Notes And Loans Receivable [Line Items]
Recorded Investment in Impaired Loans, With allowance for credit losses recorded	[1]	1,047	641	459
Recorded Investment in Impaired Loans, With no related allowance for credit losses	[1]		299
Unpaid Principal Balance, With allowance for credit losses recorded		1,741	897	1,063
Unpaid Principal Balance, With no related allowance for credit losses			703
Related Specific Allowance, With allowance for credit losses recorded		34	40	21
Nonaccrual Loans Included in Impaired Loans, With allowance for credit losses recorded		$ 347	90	$ 459
Nonaccrual Loans Included in Impaired Loans, with no related allowance for credit losses			$ 299

[1]	The recorded investment of a loan also includes any interest receivable, net unearned discount or fees, and unamortized premium or discount.